INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTELLECTUAL PROPERTY

NOTE 5 – INTELLECTUAL PROPERTY

We solely own or have exclusive licenses to all of our patents and patent applications. Between 2008 and 2011, we entered into license and assignment agreements with Johns Hopkins University (JHU), the University of Copenhagen (UC) and certain co-inventors (Assignee Co-Founders), in which we paid $212,000 in cash and common stock. As a result of these payments and pursuant to the agreements, we acquired worldwide, exclusive, fully paid up rights in know-how, pre-clinical data, development data and certain patent portfolios that relate to, and form the basis of, our technology. Under these agreements, we are not required to make any other future payments, including fees or other reimbursements, milestones, or royalties, to JHU, UC, or the Assignee Co-Founders.

Amortization expense recorded during the year ended December 31, 2019 was approximately $33,000. Intangibles have been fully amortized at December 31, 2019.